FAIR VALUE MEASUREMENT	0 Months Ended
Sep. 30, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 10 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of September 30, 2011 and December 31, 2010 are classified in the tables below in one of the three categories described above:

	September 30, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$198	$—	$—	$198
Cash deposits and other	887	—	—	887
Marketable securities*:
Auction rate securities	—	—	40	40
Collateral debt obligations	5	—	1	6
Equity securities	91	—	—	91
Structured investment vehicles	—	97	—	97
Other	29	—	—	29
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	—	(94)	—	(94)
Interest rate and cross-currency swaps (liabilities)	—	(72)	—	(72)
Asset derivatives—mainly options and forward contracts	—	59	—	59
Interest rate swaps	—	4	—	4

Total	$1,210	$(6)	$41	$1,245

	December 31, 2010
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$389	$—	$—	$389
Cash deposits and other	859	—	—	859
Marketable securities*:
Auction rate securities	—	—	77	77
Collateral debt obligations	9	—	1	10
Equity securities	109	—	—	109
Structured investment vehicles	—	82	—	82
Other—mainly debt securities	23	—	—	23
Derivatives **:
Liabilities derivatives—mainly options and forward contracts	—	(16)	—	(16)
Interest rate and cross—currency swaps (liabilities)	—	(70)	—	(70)
Assets derivatives—mainly options and forward contracts	—	17	—	17

Total	$1,389	$13	$78	$1,480

*       Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

**       Derivatives primarily represent foreign currency and option contracts, interest rate and cross-currency swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:
	September 30,	December 31,
	2011	2010

	U.S. $ in millions
Carrying value at the beginning of the period	$78	$76
Amount realized	(59)	(9)
Net change to fair value:
Included in earnings - finance expense - net	22	7
Included in other comprehensive income (loss)	—	4

Carrying value at the end of the period	$41	$78

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables is usually identical or close to their carrying value. The fair value of long-term bank loans and senior notes also approximates their carrying value, since they bear interest at rates close to the prevailing market rates. The fair value of the senior notes and the interest rate and cross currency swap agreements included under long-term liabilities amounted to $3,676 million and $3,787 million at September 30, 2011 and December 31, 2010, respectively, based on quoted market values and prevailing market rates. The fair value of interest rate swap agreements included under long term investments and receivables amounted to $4 million at September 30, 2011.

The fair values and the carrying amounts of derivatives, senior notes and convertible senior debentures with an earliest date of redemption within 12 months are assets of $59 million and $17 million (derivatives) and liabilities of $2,140 million and $1,734 million (senior notes, convertible senior debentures and derivatives) at September 30, 2011 and December 31, 2010, respectively. The fair value of derivatives generally reflects the estimated amounts that Teva would receive or pay to terminate the contracts at the reporting dates.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. At September 30, 2011 and December 31, 2010, the credit loss was $164 million and $266 million, respectively.